Receivables - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of receivables [Line Items]
Income tax receivable	€ 172	€ 294
Aegon Ltd. [member]
Disclosure of receivables [Line Items]
Income tax receivable	€ 20	€ 189
Aegon Ltd. [member] | Top of range [member]
Disclosure of receivables [Line Items]
Receivables from group companies and other receivables, maturity	1 year